Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes:	$ (37,248)	$ (12,770)	$ (71,566)	$ (17,951)	$ (72,174)	$ (7,809)	$ (7,883)
Expected income tax recovery					(15,157)	(2,733)	(2,797)
Difference in foreign tax rates					(1,864)	675	719
Foreign exchange and other					1,399	(480)	(72)
Non-deductible expenses					5,331	61	(40)
Changes in enacted rates						(288)
Utilization of losses no previously recognized						(9)
Change in valuation allowance					5,840	$ 2,774	$ 2,190
Income tax recovery, net					$ (4,451)